Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income [Abstract]
OTHER INCOME

NOTE 4 – OTHER INCOME

	For the six months ended June 30,
	2024	2025
Management fee income	$2,212	$1,946
Management fee income from a related party	3,316	7,784
Reversal of provision for penalty*	-	1,130,242
Reversal of provision for compensation*	-	328,615
Miscellaneous income	846	-
Total	$6,374	$1,468,587

*	See Note 5 for details.

NOTE 4 — OTHER INCOME

	For the years ended December 31,
	2022	2023	2024
Government grants	$167,500	$28,703	$—
Management fee income	40,192	29,423	4,276
Management fee income from related parties	33,231	25,961	17,103
Gain on early termination of leases	9,041	—	—
Insurance compensation	—	55,903	—
Miscellaneous income	6,058	3,350	16,047
Total	$256,022	$143,340	$37,426